Share Capital	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Share Capital [Abstract]
SHARE CAPITAL

NOTE 7 — SHARE CAPITAL

Preferred stock

The Company’s Board of Directors is authorized to issue, at any time, without further stockholder approval, up to 15,000,000 shares of preferred stock. The Board of Directors has the authority to fix and determine the voting rights, rights of redemption and other rights and preferences of preferred stock.

Common stock issued for cost method investment

On December 15, 2021, the Company issued 20,000,000 shares of its common stock to Jacobi Asset Management Holdings Limited’s shareholders as consideration of acquisition of 5.0% of the issued and outstanding ordinary shares of Jacobi. These shares were valued at $6,602,000, the fair market value on the grant date using the reported closing share price on the date of grant, and the Company recorded cost method investment of $6,602,000 (see Note 4).

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2021:

Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at December 31, 2021	Remaining Contractual Life (Years)	Number Exercisable at December 31, 2021	Exercise Price
$2.50	1,000,000	4.72	1,000,000	$2.50

Stock option activities for the three months ended December 31, 2021 were as follows:

	Number of Options	Exercise Price
Outstanding at October 1, 2021	1,000,000	$2.50
Granted	—	—
Terminated / Exercised / Expired	—	—
Outstanding at December 31, 2021	1,000,000	$2.50

Options exercisable at December 31, 2021	1,000,000	$2.50

The aggregate intrinsic value of both stock options outstanding and stock options exercisable at December 31, 2021 was $0.

For the three months ended December 31, 2021, stock-based compensation expense associated with stock options granted amounted to $378,746, which was recorded as professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss. There was no comparable stock-based compensation expense associated with stock options for the three months ended December 31, 2020.

A summary of the status of the Company’s nonvested stock options granted as of December 31, 2021 and changes during the three months ended December 31, 2021 is presented below:

	Number of Options	Exercise Price
Nonvested at October 1, 2021	1,000,000	$2.50
Granted	—	—
Vested	(1,000,000)	(2.50)
Nonvested at December 31, 2021	—	$—

NOTE 7 — SHARE CAPITAL

Preferred stock

The Company’s Board of Directors is authorized to issue, at any time, without further stockholder approval, up to 15,000,000 shares of preferred stock. The Board of Directors has the authority to fix and determine the voting rights, rights of redemption and other rights and preferences of preferred stock.

Common stock and Series A preferred stock sold for cash

On June 7, 2016, the Company sold to CMH 15,450,000 shares of common stock and 100,000 shares of Series A preferred stock for $1,000,000. The common stock was recorded as equity and the Series A preferred stock was recorded as a liability. On February 13, 2018, 75,000 of the preferred shares were redeemed and cancelled.

The Series A preferred stock has the following key terms:

1)      A stated value of $10 per share;

2)      The holder is entitled to receive cumulative dividends at the annual rate of 1.5% of stated value payable semi-annually on June 30 and December 31;

3)      The preferred stock must be redeemed at the stated value plus any unpaid dividends in 5 years (on or before June 7, 2021);

4)      The Series A preferred stock is non-voting. However, without the affirmative vote of the holders of the shares of the Series A preferred stock then outstanding, the Company may not alter or change adversely the powers, preferences or rights given to the Series A preferred stock or alter or amend the Certificate of Designation except to the extent that such vote relates to the amendment of the Certificate of Designation;

5)      The holders of the Series A preferred stock are not entitled to receive any preference upon the liquidation, dissolution or winding up of the business of the Company. Each holder of Series A preferred stock shall share ratably with the holders of the common stock of the Company.

The $1,000,000 of proceeds received was allocated to the common stock and Series A preferred stock according to their relative fair values determined at the time of issuance, and as a result, the Company recorded a total discount of $45,793 on the Series A preferred stock, which is being amortized to interest expense to the date of redemption. For the years ended September 30, 2021 and 2020, amortization of debt discount amounted to $1,545 and $2,290, respectively.

The terms of the Series A preferred stock issued represent mandatory redeemable shares, with a fixed redemption date (in 5 years) and the Company has a choice of redeeming the instrument either in cash or a variable number of shares of common stock based on a formula in the certificate of designation. The conversion price has a floor of $0.20 per share. As such, all dividends accrued and/or paid and any accretions are classified as part of interest expense. For the years ended September 30, 2021 and 2020, dividends on redeemable preferred stock amounted to $2,625 and $3,750, respectively.

On June 7, 2021, the outstanding redeemable preferred stock of $250,000 and related accrued dividend of $37,854 were exchanged for 1,439,271 shares of the Company’s common stock.

Common stock issued for acquisition

On May 28, 2021, the Company issued 70,000,000 shares of its common stock to Match Shareholders for acquisition of 70% equity interest of Match. These shares were valued at $9,800,000, the fair market value on the grant date using the reported closing share price on the date of grant.

On May 28, 2021, the Company issued 100,000 shares of its common stock to Match Shareholders as consideration of an option commencing any time after the closing of the Initial Transaction to acquire from the Match Shareholders the balance of 493 ordinary shares of Match representing 30% of the issued and outstanding ordinary shares of Match for an additional 30,000,000 shares of common stock of the Company. The 100,000 shares of the Company’s common stock were valued at $14,000, the fair market value on the grant date using the reported closing share price on the date of grant and were included in the costs of acquisition.

On August 30, 2021, the Company exercised its option, pursuant to which it acquired from the Match Shareholders the balance of 493 ordinary shares of Match representing 30% of the issued and outstanding ordinary shares of Match for an additional 30,000,000 shares of common stock of the Company. These shares were valued at $4,200,000, the fair market value on the grant date using the reported closing share price on the date of grant.

Options

The Company did not have any options activity during the year ended September 30, 2020.

During the year ended September 30, 2021, in connection with a service agreement, the Company granted 1,000,000 stock options at a fixed exercise price of $2.50 to a service provider. The fair value of options granted to the service provider were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 202.82%, risk-free rate of 0.83%, annual dividend yield of 0%, and expected life of 5.00 years. The fair value of the options granted was $1,514,982.

Stock-based compensation expense associated with stock options granted amounted to $42,082, which was recorded as professional fees for the year ended September 30, 2021.

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at September 30, 2021:

Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at September 30, 2021	Remaining Contractual Life (Years)	Number Exercisable at September 30, 2021	Exercise Price
$2.50	1,000,000	4.97	—	$—

Stock option activities for the year ended September 30, 2021 were as follows:

	Number of Options	Exercise Price
Outstanding at October 1, 2020	—	$—
Granted	1,000,000	2.50
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2021	1,000,000	$2.50
Options exercisable at September 30, 2021	—	$—
Options expected to vest	1,000,000	$2.50

The aggregate intrinsic value of stock options outstanding at September 30, 2021 was $0.

A summary of the status of the Company’s nonvested stock options granted as of September 30, 2021 and changes during the year ended September 30, 2021 is presented below:

	Number of Options	Exercise Price
Nonvested at October 1, 2020	—	$—
Granted	1,000,000	2.50
Vested	—	—
Nonvested at September 30, 2021	1,000,000	$2.50